Cover	Jan. 14, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 14, 2025
Entity Registrant Name	IMMUNOVANT, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38906
Entity Tax Identification Number	83-2771572
Entity Address, Address Line One	320 West 37th Street
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	917
Local Phone Number	580-3099
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	IMVT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001764013
Amendment Flag	false